Plan Description - Distributions (Details) - Covista Retirement Plan (the "Plan")	12 Months Ended
Dec. 31, 2025 USD ($) item
Plan Description
Minimum vested balance for lumpsum or installment payments	$ 1,000
Number of distribution options | item	2
Total vest value exceeds $7,000
Plan Description
Vested balance, distribution threshold	$ 7,000
Total vest value less than $1,000
Plan Description
Vested balance, distribution threshold	1,000
Minimum | Total vest value is more than $1,000 but less than $7,000
Plan Description
Vested balance, distribution threshold	$ 1,000
Maximum
Plan Description
Installment period	10 years
Maximum | Total vest value is more than $1,000 but less than $7,000
Plan Description
Vested balance, distribution threshold	$ 7,000